Expense Example {- Fidelity Advisor Freedom® 2025 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2025 Fund	May 28, 2022 USD ($)
Class A
Expense Example:
1 year	$ 659
3 years	834
5 years	1,021
10 years	1,541
Class M
Expense Example:
1 year	460
3 years	691
5 years	937
10 years	1,620
Class C
Expense Example:
1 year	265
3 years	509
5 years	873
10 years	1,676
Class I
Expense Example:
1 year	63
3 years	196
5 years	337
10 years	725
Class Z
Expense Example:
1 year	55
3 years	171
5 years	294
10 years	$ 636